Employee Benefit Plan (Details) (USD $)	12 Months Ended
Jan. 31, 2013
Employee Benefit Plan
Minimum age to be attained in order to participate in the 401(k) Plan	21 years
Maximum employee contribution as a percentage of eligible compensation	90.00%
Amount of employee contribution or matching provisions	$ 0
Percentage of matching contribution	0.00%